Financial Instruments by Category (Details) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	$ 15,627,000,000	$ 14,407,000,000
Investments in financial assets:
Public companies' securities	326,000,000	316,000,000
Mutual funds	30,000,000	1,309,000,000
Bonds	7,759,000,000	7,790,000,000
Foreign currency future contracts		10,000,000
Cash and cash equivalents:
Cash at banks and on hand	500,000,000	4,180,000,000
Short- term investments	293,000,000	2,769,000,000
Total	10,000,000	30,781,000,000
Liabilities as per statement of financial position
Trade and other payables (Note 18)	5,297,000,000	7,209,000,000
Swaps of interest rate (ii)	58,000,000	143,000,000
Borrowings (Note 19)	42,922,000,000	58,697,000,000
Foriegn currency future contracts liabilities		32,000,000
Total	48,277,000,000	66,081,000,000
Borrowings (excluding finance leases liabilities) (Note 19)	7,734,000,000	18,775,000,000
Non-financial liabilities [Member]
Liabilities as per statement of financial position
Trade and other payables (Note 18)	3,431,000,000	5,400,000,000
Swaps of interest rate (ii)	0	0
Borrowings (Note 19)	0	0
Foriegn currency future contracts liabilities		0
Total	3,431,000,000	5,400,000,000
Financial liabilities at amortized cost [Member]
Liabilities as per statement of financial position
Trade and other payables (Note 18)	1,866,000,000	1,809,000,000
Swaps of interest rate (ii)	0	0
Borrowings (Note 19)	42,922,000,000	58,697,000,000
Foriegn currency future contracts liabilities		0
Total	44,788,000,000	60,506,000,000
Subtotal financial liabilities [Member]
Liabilities as per statement of financial position
Trade and other payables (Note 18)	1,866,000,000	1,809,000,000
Swaps of interest rate (ii)	58,000,000	143,000,000
Borrowings (Note 19)	42,922,000,000	58,697,000,000
Foriegn currency future contracts liabilities		32,000,000
Total	44,846,000,000	60,681,000,000
Subtotal financial assets [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	12,878,000,000	12,090,000,000
Investments in financial assets:
Public companies' securities	326,000,000	316,000,000
Mutual funds	30,000,000	1,309,000,000
Bonds	7,759,000,000	7,790,000,000
Foreign currency future contracts		10,000,000
Cash and cash equivalents:
Cash at banks and on hand	500,000,000	4,180,000,000
Short- term investments	293,000,000	2,769,000,000
Total	21,786,000,000	28,464,000,000
Non-financial assets [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	2,749,000,000	2,317,000,000
Investments in financial assets:
Public companies' securities	0	0
Mutual funds	0	0
Bonds	0	0
Foreign currency future contracts		0
Cash and cash equivalents:
Cash at banks and on hand	0	0
Short- term investments	0	0
Total	2,749,000,000	2,317,000,000
Level 2 [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)		0
Investments in financial assets:
Public companies' securities		0
Mutual funds		1,216,000,000
Bonds		0
Foreign currency future contracts		10,000,000
Cash and cash equivalents:
Cash at banks and on hand		0
Short- term investments		0
Total		1,226,000,000
Liabilities as per statement of financial position
Trade and other payables (Note 18)	0	0
Swaps of interest rate (ii)	58,000,000	143,000,000
Borrowings (Note 19)	0
Derivative financial instruments, foreign-currency future contracts		32
Borrowings (excluding finance leases liabilities) (Note 19)	58,000,000
Level 1 [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	0	0
Investments in financial assets:
Public companies' securities	326,000,000	316,000,000
Mutual funds	20,000,000	93,000,000
Bonds	7,759,000,000	7,790,000,000
Foreign currency future contracts		0
Cash and cash equivalents:
Cash at banks and on hand	0	0
Short- term investments	293,000,000	2,673,000,000
Total	8,398,000,000	10,872,000,000
At Cost [Member]
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	12,878,000,000	12,090,000,000
Investments in financial assets:
Public companies' securities	0	0
Mutual funds	10,000,000	0
Bonds	0	0
Foreign currency future contracts		0
Cash and cash equivalents:
Cash at banks and on hand	500,000,000	4,180,000,000
Short- term investments	0	96,000,000
Total	$ 13,388,000,000	$ 16,366,000,000